Lease Liabilities - Summary of Changes to Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balance at beginning of year		$ 355,986	$ 355,591
Business combinations		111,590	40,477
Additions		90,346	50,225
Derecognition	[1]	(15,030)	(12,011)
Repayment		(115,336)	(82,587)
Effect of movements in exchange rates		1,650	4,291
Balance at end of year		$ 429,206	$ 355,986

[1]	Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.